HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 2,139		¥ 2,038
Utilities	341		278
Personnel costs	2,167		1,737
Depreciation and amortization	678		712
Consumable, food and beverage	613		451
Others	794		569
Total	¥ 6,732	$ 929	¥ 5,785